SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

(a)	2017 Employee Stock Option Plan (“2017 Plan”)

In October 2017, the Company adopted the 2017 Plan. Under the 2017 Plan, a maximum aggregate number of 13,376,865 shares that may be issued pursuant to all awards granted was approved. Stock options granted to an employee under the 2017 Plan will be exercisable upon the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a three-year service schedule, under which an employee earns an entitlement to vest in 50% of the option grants on the second anniversary of the grant date, a vesting of the remaining 50% on the third anniversary of the applicable grant date. The stock option under 2017 Plan, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing, and (ii) occurrence of a change in control.

On December 25, 2019, the Second Amended and Restated 2017 Plan was approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2017 Plan shall be adjusted in accordance with a formula pre-approved by the shareholders.

Prior to the Company completes a listing, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a listing, vested options not exercised by an employee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 30 days after the date of cessation of employment or directorship, or such longer period as the Board of Directors may otherwise determine.

The Group did not grant any stock options to employees for the years ended December 31, 2021, 2022 and 2023. 1,782,617 and 1,665,252 stock options were exercisable as of December 31, 2022 and 2023, respectively.

13. SHARE-BASED COMPENSATION (CONTINUED)

(a)2017 Employee Stock Option Plan (“2017 Plan”) (continued)

The following table sets forth the stock options activities of 2017 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31 , 2020	7,702,066	0.97	6.75	150,415
Exercised	(5,122,549)	0.96	—	—
Forfeited	(10,500)	1.00	—	—
Outstanding as of December 31 , 2021	2,569,017	1.00	5.79	50,361
Exercised	(786,400)	1.00	—	—
Outstanding as of December 31 , 2022	1,782,617	1.00	4.75	1,457
Exercised	(73,444)	1.00	—	—
Expired	(43,921)	1.00	—	—
Outstanding as of December 31 , 2023	1,665,252	1.00	3.66	—
Exercisable as of December 31, 2023	1,665,252	1.00	3.66	—

All the stock options were vested as of December 31, 2021.

Share-based compensation expenses related to the stock options of 2017 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	(225)	—	—	—
Administrative expenses	2,835	—	—	—
Equity in loss of affiliates	516	—	—	—
	3,126	—	—	—

(b)2018 Employee Stock Option Plan (“2018 Plan”)

On February 22, 2019, the Group adopted the 2018 Plan, which was subsequently amended on July 22, 2019.Under the amended and restated 2018 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 14,005,745, and if the Group successfully lists on an internationally recognized securities exchange for a Qualified Public Offering by December 31, 2019, the maximum aggregate number of ordinary shares which may be issued shall be 15,452,620.

On December 25, 2019, the Second Amended and Restated 2018 Plan were approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2018 Plan shall be adjusted in accordance with a formula pre-approved by the shareholders.

13. SHARE-BASED COMPENSATION (CONTINUED)

(b)2018 Employee Stock Option Plan (“2017 Plan”) (continued)

Stock options granted to an employee under the 2018 Plan will be generally exercisable when the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. The vesting schedule shall generally be a two-year vesting schedule consisting of a cliff vesting 50% on the first anniversary of the applicable vesting commencement date, and a vesting of the remaining 50% on the second anniversary of the applicable vesting commencement date. If a listing occurs at anytime prior to any option granted under the 2018 Plan becoming full vested, and to the extent such option has been granted and outstanding, any such option shall vest in full with immediate effect upon the listing. Except as otherwise approved by the board of directors, vested portion of option shall become exercisable upon the earlier of six months after a listing or the occurrence of a change in control; provided, however that in each case, no option of an employee shall become exercisable until the third anniversary of such employee’s employment commencement date.

The following table sets forth the stock options activities of 2018 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	10,589,671	1.00	8.15	206,499
Exercised	(3,036,435)	1.00	—	—
Outstanding as of December 31, 2021	7,553,236	1.00	7.15	148,076
Exercised	(6,044,843)	1.00	—	—
Outstanding as of December 31, 2022	1,508,393	1.00	6.15	1,233
Exercised	(333,998)	1.00	—	—
Expired	(998)	1.00	—	—
Outstanding as of December 31, 2023	1,173,397	1.00	5.15	—
Exercisable as of December 31, 2023	1,173,397	1.00	5.15	—

All the stock options were vested as of December 31, 2021.

Share-based compensation expenses related to the stock options of 2018 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	55	—	—	—
Administrative expenses	4,478	—	—	—
Equity in loss of affiliates	257	—	—	—
	4,790	—	—	—

(c)2019 Share Incentive Plan (“2019 Plan”)

On October 29, 2019, the Group adopted 2019 Share Incentive Plan (the “2019 Plan”), which will become effective immediately prior to the completion of the Company’s initial public offering. Under the 2019 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be 100,000.

13. SHARE-BASED COMPENSATION (CONTINUED)

(c)2019 Share Incentive Plan (“2019 Plan”) (continued)

The options shall vest when the Group completes a listing and the employee renders service to the Group in accordance with a stipulated service schedule starting from the employee’s date of employment. Stock options granted to 3 independent directors under the 2019 Plan will be generally exercisable under the following terms:(a) a cliff vesting of 1/3 of the option on the first anniversary of the vesting commencement date (January 17, 2020); (b) a cliff vesting of 1/3 of the option on the second anniversary of the vesting commencement date (January 17, 2020); (c) a vesting of the remaining 1/3 of the option on the third anniversary of the vesting commencement date. In the last year of the grantee’s service, the options shall vest on a prorated basis to reflect the portion of the year during which the grantee provided services to the Group.

For the year ended December 31, 2020, the Group granted 72,000 stock options to 3 independent directors (all with an exercise price of US$6.09). 48,000 and 72,000 options were exercisable as of December 31, 2022 and 2023, respectively.

The following table sets forth the stock options activities of 2019 Plan for periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038
Granted	—	—	—	—
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045
Granted	—	—	—	—
Outstanding as of December 31, 2022	72,000	6.09	7.05	—
Granted	—	—	—	—
Outstanding as of December 31, 2023	72,000	6.09	6.05	—
Exercisable as of December 31, 2023	72,000	6.09	6.05	—

A summary of non-vested stock options activity for the year ended December 31, 2023 is presented below:

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	24,000	4.50
Vested	(24,000)	4.50
Non-vested at December 31, 2023	—	—

Share-based compensation expenses related to the stock options of 2019 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	—	—
Administrative expenses	707	288	13	2
Equity in loss of affiliates	—	—	—	—
	707	288	13	2

13. SHARE-BASED COMPENSATION (CONTINUED)

(d)2020 Plan

On July 15, 2020, the Group adopted 2020 Plan. Under the 2020 Plan, the maximum aggregate number of shares authorized to be issued is 10,760,513 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 7,686,081 ordinary shares.

Stock options granted to employees under the 2020 Plan are graded vesting in four years with 25% vesting each year.

For the years ended December 31, 2021, 2022 and 2023, the Group granted 133,913, 2,026,300 and nil stock options to its employees, respectively. 353,949 options and 1,299,637 options were exercisable as of December 31, 2022 and 2023, respectively.

The following table sets forth the stock options activities of 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237
Granted	133,913	18.85	—	—
Exercised	(68,859)	5.91	—	—
Expired	(154)	5.91	—	—
Forfeited	(111,495)	6.23	—	—
Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967
Granted	2,026,300	9.20	—	—
Exercised	(14,645)	5.91	—	—
Expired	(69,051)	6.74	—	—
Forfeited	(170,490)	7.65	—	—
Outstanding as of December 31, 2022	2,769,887	8.81	8.76	—
Expired	(179,992)	10.78	—	—
Forfeited	(291,751)	10.33	—	—
Outstanding as of December 31, 2023	2,298,144	8.47	7.62	—
Exercisable as of December 31, 2023	1,299,637	8.21	7.37	—

A summary of non-vested stock option activities for the year ended December 31, 2023 is presented below:

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	2,415,938	5.40
Vested	(1,125,680)	5.22
Forfeited	(291,751)	7.20
Non-vested at December 31, 2023	998,507	5.08

13. SHARE-BASED COMPENSATION (CONTINUED)

(d)2020 Plan (continued)

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year Ended December 31,
	2021	2022
Expected volatility	50.78%-51.84%	53.66%
Risk-free interest rate (per annum)	1.32%-1.88%	1.88%
Exercise multiple	2.20-2.80	2.20-2.80
Expected dividend yield	—	—
Time to maturity (in years)	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.

Share-based compensation expenses related to the stock options of 2020 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	14,915	17,068	3,244	457
Administrative expenses	8,702	25,897	9,189	1,294
Equity in loss of affiliates	3,262	2,846	1,299	182
	26,879	45,811	13,732	1,933

Restricted share units granted to employees under the 2020 Plan will be exercisable under the following items:

(1)1/3 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.

(2)1/3 of the awarded restricted share units shall vest based on the Group’s weighted average market value during the last 30 days prior to the initial vesting date, the terms and conditions of which are set forth in the executed award agreements. In the event that dilution of additional share issuance occurs, the market value targets herein shall be adjusted accordingly with the proportion of additional share issuance. In the event that the average market value of Standard & Poor’s 500 index falls by more than 20% from the date of grant, it shall be deemed as a decline of the market, and the board of the Group or a committee that board delegated its powers or authority to shall adjust the vesting schedule as appropriate.

13. SHARE-BASED COMPENSATION (CONTINUED)

(d)2020 Plan (Continued)

(3)1/3 of the awarded restricted share units shall vest based on certain performance conditions:(i) a vesting of 20% of the performance conditions based restricted share units if one of the performance conditions has been met at the initial vesting date;(ii) a vesting of 40% of the performance conditions based restricted share units if two of the performance conditions have been met at the initial vesting date;(iii) a vesting of 60% of the performance conditions based restricted share units if three of the performance conditions have been met at the initial vesting date;(iv) a vesting of 80% of the performance conditions based restricted share units if four of the performance conditions have been met at the initial vesting date; (v) a vesting of all of the performance conditions based restricted share units if five of the performance conditions or more have been met at the initial vesting date. As of December 31, 2020, it is probable that the 1/3 of the awarded restricted share units are fully vested because it is probable that at least five of the performance conditions will be met at the initial vesting date.

Notwithstanding the foregoing, if the Group’s weighted average market value during the last 30 days prior to the initial vesting date reaches US$2 billion or above, and to the extent such restricted share units have been granted and outstanding, any such restricted share unit (except for those are based on time attribution) shall vest in full with immediate effect, inure to the benefit of the related grantees.

For the years ended December 31, 2021, 2022 and 2023, the Group granted 1,649,045, 755,734 and nil restricted share units to employees, respectively.

The following table sets forth the restricted share units of 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632
Granted	1,649,045	—	—	—
Vested	(4,048,000)	—	—	—
Forfeited	(198,872)	—	—	—
Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531
Granted	755,734	—	—	—
Vested	(720,232)	—	—	—
Forfeited	(270,482)	—	—	—
Outstanding as of December 31, 2022	1,246,811	—	8.55	2,266
Vested	(576,326)	—	—	—
Forfeited	(152,478)	—	—	—
Outstanding as of December 31, 2023	518,007	—	7.63	428

13. SHARE-BASED COMPENSATION (CONTINUED)

(d)2020 Plan (Continued)

A summary of non-vested restricted share units activities for the year ended December 31, 2023 is presented below:

		Weighted average
		grant-date
	Number of restricted share	fair value
	units	US$
Non-vested at December 31, 2022	1,246,811	2.98
Vested	(576,326)	11.76
Forfeited	(152,478)	13.35
Non-vested at December 31, 2023	518,007	12.33

Share-based compensation expenses related to the aforementioned restricted share units of 2020 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	118,368	18,055	4,657	656
Administrative expenses	227,392	37,399	10,232	1,441
Equity in loss of affiliates	8,512	4,214	1,575	222
	354,272	59,668	16,464	2,319

Apart from the aforementioned restricted share units, up to 1,446,875 shares can be issued in the form of restricted share unit to eligible grantees that the board of the Group or a committee that board delegated its powers or authority determined appropriate with immediate effect of being fully vested, which are defined as special awards and are subject to terms and conditions under 2018 Plan. For the year ended December 31, 2020, the Group granted 1,328,120 such restricted share units to employees. All the restricted share units were vested as of December 31, 2021.

The following table sets forth the restricted share units subject to terms and conditions under 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877
Vested	(762,920)	1.00	—	—
Outstanding as of December 31, 2021	—	—	—	—

Share-based compensation expenses related to these restricted share units are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	4,156	—	—	—
Administrative expenses	54,011	—	—	—
Equity in loss of affiliates	720	—	—	—
	58,887	—	—	—

13. SHARE-BASED COMPENSATION (CONTINUED)

(e)2021 Plan

On May 28, 2021, the Group adopted 2021 Plan. Under the 2021 Plan, the maximum aggregate number of shares authorized to be issued is 12,023,618 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 6,011,809 ordinary shares.

Stock options granted to employees under the 2021 Plan are graded vesting in four years with 25% vesting each year. For the years ended December 31, 2021, 2022 and 2023, the Group granted 2,698,245, 2,787,738 and 322,575 stock options to its employees, respectively. 519,377 options and 1,569,157 were exercisable as of December 31, 2022 and 2023, respectively.

The following table sets forth the stock options activities of 2021 Plan for the year ended December 31,2023:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	2,698,245	26.43	—	—
Forfeited	(253,805)	26.39	—	—
Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—
Granted	2,787,738	9.20	—	—
Forfeited	(880,304)	18.21	—	—
Expired	(46,202)	26.39	—	—
Outstanding as of December 31, 2022	4,305,672	17.32	8.89	—
Granted	322,575	6.20	—	—
Forfeited	(770,989)	15.31	—	—
Expired	(401,300)	14.34	—	—
Outstanding as of December 31, 2023	3,455,958	17.07	7.88	—
Exercisable as of December 31, 2023	1,569,157	18.07	7.69	—

A summary of non-vested stock option activities for the year ended December 31, 2023 is presented below:

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	3,786,295	1.76
Granted	322,575	1.07
Vested	(1,451,080)	7.22
Forfeited	(770,989)	7.81
Non-vested at December 31, 2023	1,886,801	8.36

13. SHARE-BASED COMPENSATION (CONTINUED)

(e)2021 Share Incentive Plan (“2021 Plan”) (Continued)

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

		Year Ended December 31,
	2021	2022	2023
Expected volatility	51.77%-54.37%	53.66%-58.97%	59.49%
Risk-free interest rate (per annum)	1.44%-1.68%	1.88%-3.53%	3.88%
Exercise multiple	2.20-2.80	2.20-2.80	2.80
Expected dividend yield	—	—	—
Time to maturity (in years)	10	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.

Share-based compensation expenses related to the stock options of 2021 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	20,430	36,104	8,540	1,203
Administrative expenses	35,226	75,980	25,683	3,617
Equity in loss of affiliates	—	2,715	1,538	217
	55,656	114,799	35,761	5,037

Restricted share units granted to employees under the 2021 Plan will be exercisable under the following items:

(1)1/3 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.

(2)1/3 of the awarded restricted share units shall vest based on the Group’s weighted average share price during any consecutive 90 days within one year after the adoption date of 2021 Plan (the “Share Price Based Awards”):

i.a vesting of 75% of the Share Price Based Awards on the first anniversary of the adoption date of 2021 Plan, if the Group’s weighted average share price reaches the first share price level as approved by the Board;

ii.a vesting of 100% of the Share Price Based Awards on the first anniversary of the adoption date of 2021 Plan, if the Group’s weighted average share price reaches the second share price level as approved by the Board;

13. SHARE-BASED COMPENSATION (CONTINUED)

(e)2021 Share Incentive Plan (“2021 Plan”) (continued)

In the event that any share issuance in connection with any share split, share dividend, reclassification or other similar event occurs, the target share price herein shall be adjusted accordingly with the proportion of additional share issuance. In the event that the average market value of NASDAQ Biotechnology Index falls by more than 20% from the adoption date of the 2021 Plan, it shall be deemed as a decline of the market, and the Group shall adjust the vesting schedule as appropriate.

(3)1/3 of the awarded restricted share units shall vest based on the performance conditions as approved by the Board (the “Performance Conditions Based Awards”):

i.a vesting of 75% of the Performance Conditions Based Awards if more than nine (including nine) but less than twelve of the fifteen performance conditions have been met on or before the first anniversary of the adoption date;

ii.a vesting of all of Performance Conditions Based Awards if more than twelve (including twelve) of the fifteen performance conditions have been met on or before the first anniversary of the adoption date;

As of December 31, 2021, it is probable that the 2/3 of the awarded restricted share units are fully vested because it is probable that the Group’s weighted average share price can reach the second share price level as approved by the Board during any consecutive 90 days within one year after the adoption date of 2021 Plan, and more than twelve of the fifteen performance conditions will be met on or before the first anniversary of the adoption date.

The following table sets forth the restricted share units of 2021 Plan for the period presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	1,827,166	—	—	—
Forfeited	(170,913)	—	—	—
Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126
Granted	821,215	—	—	—
Vested	(1,139,587)	—	—	—
Forfeited	(301,908)	—	—	—
Outstanding as of December 31, 2022	1,035,973	—	8.55	2,266
Granted	2,080,299	—	—	—
Vested	(1,494,415)	—	—	—
Forfeited	(206,519)	—	—	—
Outstanding as of December 31, 2023	1,415,338	—	8.82	1,169

13. SHARE-BASED COMPENSATION (CONTINUED)

(e)2021 Share Incentive Plan (“2021 Plan”) (continued)

A summary of non-vested restricted share units activities for year ended December 31, 2023 is presented below:

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2022	1,035,973	5.19
Granted	2,080,299	2.21
Vested	(1,494,415)	5.94
Forfeited	(206,519)	11.75
Non-vested at December 31, 2023	1,415,338	6.46

Share-based compensation expenses related to the restricted share units of 2021 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	44,227	46,649	10,495	1,478
Administrative expenses	73,332	99,708	25,471	3,588
Equity in loss of affiliates	—	4,077	403	57
	117,559	150,434	36,369	5,123

(f)2022 Share Incentive Plan (“2022 Plan”)

On June 17, 2022, the Group adopted 2022 Plan. Under the 2022 Plan, the maximum aggregate number of shares authorized to be issued is 13,148,594 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 5,478,577 ordinary shares.

Stock options granted to employees under the 2022 Plan are graded vesting in four years with 25% vesting each year. For the years ended December 31, 2022 and 2023, the Group granted nil and 6,672,944 stock options to its employees, respectively. 1,468,707 were exercisable as of December 31, 2023.

The following table sets forth the stock options activities of 2022 Plan for the year ended December 31, 2023:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	6,672,944	2.60	—	—
Forfeited	(812,507)	2.41	—	—
Expired	(124,933)	2.41	—	—
Outstanding as of December 31, 2023	5,735,504	2.62	8.95	—
Exercisable as of December 31, 2023	1,468,707	2.62	8.74	—

13. SHARE-BASED COMPENSATION (CONTINUED)

(f)2022 Share Incentive Plan (“2022 Plan”) (continued)

A summary of non-vested stock option activities for the year ended December 31, 2023 is presented below:

		Weighted average
		grant-date fair value
	Number of shares	US$
Non-vested at December 31, 2022	—	—
Granted	6,672,944	1.33
Vested	(1,593,640)	1.34
Forfeited	(812,507)	1.28
Non-vested at December 31, 2023	4,266,797	1.34

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2023
Expected volatility	59.18%
Risk-free interest rate (per annum)	3.89%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Time to maturity (in years)	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Time to maturity equals to the contract life of the option.

Share-based compensation expenses related to the stock options of 2022 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2.5)
Research and development expenses	—	—	13,452	1,895
Administrative expenses	—	—	20,231	2,849
Equity in loss of affiliates	—	—	—	—
	—	—	33,683	4,744

13. SHARE-BASED COMPENSATION (CONTINUED)

(f)2022 Share Incentive Plan (“2022 Plan”) (Continued)

Restricted share units granted to employees under the 2022 Plan will be exercisable under the following items:

(1) 1/2 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.

(2) 1/2 of the awarded restricted share units shall vest based on performance conditions as approved by the board (the “Performance Conditions Based Awards”):

i.a vesting of 75% of the Performance Conditions Based Awards on the initial vesting date if more than eight but less than ten of the performance conditions have been met on or before the first anniversary of the adoption date; and;

ii.a vesting of 100% of the Performance Conditions Based Awards on the initial vesting date if more than ten of the performance conditions have been met on or before the first anniversary of the Adoption Date.

As of December 31, 2023, it is probable that the 1/2 of the awarded restricted share units are fully vested because more than ten of the thirteen performance conditions will be met on or before the first anniversary of the adoption date.

The following table sets forth the restricted share units of 2022 Plan for the period presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	4,883,452	—	—	—
Vested	(2,912,354)	—	—	—
Forfeited	(416,374)	—	—	—
Outstanding as of December 31, 2023	1,554,724	—	9.02	1,284

A summary of non-vested restricted share units activities for year ended December 31, 2023 is presented below:

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2022	—	—
Granted	4,883,452	2.41
Vested	(2,912,354)	2.41
Forfeited	(416,374)	2.41
Non-vested at December 31, 2023	1,554,724	2.41

13. SHARE-BASED COMPENSATION (CONTINUED)

(f)2022 Share Incentive Plan (“2022 Plan”) (Continued)

Share-based compensation expenses related to the restricted share units of 2022 Plan are included in:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2.5)
Research and development expenses	—	—	26,370	3,714
Administrative expenses	—	—	35,425	4,990
Equity in loss of affiliates	—	—	—	—
	—	—	61,795	8,704

(g)Establishment of Biomaster Trust

Biomaster Trust was established under the trust deed dated October 23, 2019, between the Company and TMF Trust (HK) Limited, or TMF Trust, as the trustee of the Biomaster Trust. Through the Biomaster Trust, the Company’s ordinary shares and other rights and interests under awards granted pursuant to 2017 Plan and 2018 Plan may be provided to certain recipients of equity awards. Upon satisfaction of vesting conditions, TMF Trust will exercise the equity awards and transfer the relevant ordinary shares and other rights and interests under the equity awards to the relevant grant recipients with the consent of the advisory committee of Biomaster Trust. TMF Trust shall not exercise the voting rights attached to such ordinary shares unless otherwise directed by the advisory committee, whose members shall be appointed by I-Mab. The Company has the power to direct the relevant activities of Biomaster Trust and it has the ability to use its power over the Biomaster Trust to affect its exposure to returns. Therefore, the assets and liabilities of the Biomaster Trust are included in the Group’s consolidated balance sheets. Biomaster Trust was dissolved in 2023.

Share-Based Compensation Expense

The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	201,926	117,876	66,758	9,403
Administrative expenses	406,683	239,272	126,244	17,781
Equity in loss of an affiliate	13,267	13,852	4,815	678
	621,876	371,000	197,817	27,862

As of December 31, 2023, there was RMB91,024 (US$12,820) of unrecognized share-based compensation cost related to non-vested share options and restricted share units. That deferred cost is expected to be recognized over a weighted average vesting period of 1.32 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation.